Income Taxes - Additional Information (Detail) - USD ($)		1 Months Ended		9 Months Ended
	Aug. 23, 2019	Apr. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Major Components Of Tax Expense Income [Line Items]
Taxable income				$ (17,064,869)	$ (30,979,318)
Provision for income tax				$ 395,290	$ 14,439
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				17.00%	17.00%
Taxable income					$ 0
Provision for income tax				$ 450,000
Singapore | BioGenetics Co. Ltd | License Agreements
Major Components Of Tax Expense Income [Line Items]
Upfront payments collected			$ 3,000,000
Tax withholding rate		15.00%
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				20.00%	17.00%
Taiwan | Bottom of Range
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					17.00%
Decrease in unappropriated earnings due to the effect of corporate surtax rate				5.00%	5.00%
Taiwan | Top of Range
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					20.00%
Decrease in unappropriated earnings due to the effect of corporate surtax rate				10.00%	10.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				30.00%	30.00%
Taxable income				$ 0	$ 0
Australia | Research and Development Activity
Major Components Of Tax Expense Income [Line Items]
Tax incentive	$ 79,710
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				16.50%	16.50%
Taxable income				$ 0	$ 0
Provision for income tax				0	0
Withholding taxes				$ 0	$ 0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				25.00%	25.00%
Taxable income				$ 0	$ 0
Provision for income tax				0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income				0	0
Provision for income tax				$ 0	$ 0
Federal income tax rate				21.00%
State income tax rate				8.70%